Stock-Based Compensation Plans	12 Months Ended
Mar. 31, 2011
Stock-Based Compensation Plans
Stock-Based Compensation Plans:

15. Stock-based compensation plans:

The Company has stock-based compensation plans to maintain high levels of performance, to recruit talented staff and to link a portion of compensation to the Company's stock price, namely of Stock Acquisition Right ("SAR") Plan A, SAR Plan B and NSU Plan. The SAR Plan A generally consists of stock option plans. The SAR Plan B consists of stock unit plans.

SAR Plan A—

The Company has issued SARs of common stock pursuant to several effective stock option plans for employees (directors, executive officers and certain employees). These stock options vest and become exercisable two years after the grant date, and expire approximately seven years after the grant date, subject to accelerated expiration on termination of employment. The exercise price generally is not less than the fair value of the Company's common stock on the grant date.

The fair value of the stock options as of the grant date is estimated using a Black-Scholes option-pricing model with the following assumptions. Expected volatilities are based on historical volatility of the Company's common stock. The expected dividend yield is based on the current dividend rate at the time of grant. The expected lives of options granted are determined based on historical experience. The risk-free interest rate–estimate is based on yen swap rate with a maturity equal to the expected lives of options. The weighted-average amounts on the grant date fair value of options granted during the years ended March 31, 2009, 2010 and 2011 were ¥281, ¥173 and ¥127 ($2) per share, respectively. The weighted-average assumptions used for the years are as follows:

	Year ended March 31
	2009	2010	2011
Expected volatility	32.73%	40.06%	40.51%
Expected dividends yield	2.28%	3.25%	1.73%
Expected lives (in years)	6	6	6
Risk-free interest rate	1.43%	1.01%	0.76%

The following table presents activity relating to SAR Plan A for the years ending March 31, 2009, 2010 and 2011:

	Outstanding (number of shares)	Weighted-average exercise price	Weighted-average remaining life (years)
Outstanding as of March 31, 2008	9,000,800	¥1,891	4.1
Granted	2,088,000	1,460
Exercised	(21,500)	1,336
Repurchased	—	—
Forfeited	(6,000)	2,045
Expired	—	—

Outstanding as of March 31, 2009	11,061,300	1,645	3.7
Granted	2,585,000	767
Exercised	—	—
Repurchased	—	—
Forfeited	(43,500)	1,457
Expired	(1,166,000)	1,600

Outstanding as of March 31, 2010	12,436,800	1,371	3.8
Granted	2,870,000	487
Exercised	—	—
Repurchased	—	—
Forfeited	(262,000)	1,290
Expired	(1,227,000)	1,332

Outstanding as of March 31, 2011	13,817,800	¥1,176	3.9

The total intrinsic value of options exercised during the year ended March 31, 2009 was ¥5 million.

No options were exercised during the years ended March 31, 2010 and 2011. The aggregate intrinsic value of options outstanding as of March 31, 2010 and 2011 were ¥nil.

The following table presents the distribution of the options as of March 31, 2011:

	Stock options outstanding			Stock options exercisable
Exercise prices	Stock options outstanding (number of shares)	Weighted-average exercise price	Weighted-average remaining life (years)	Stock options exercisable (number of shares)	Weighted-average exercise price
¥1,940	1,948,000	¥1,940	3.3	1,948,000	¥1,940
¥1,793	1,760,000	¥1,793	2.3	1,760,000	¥1,793
¥1,333	2,026,000	¥1,333	4.4	2,026,000	¥1,333
¥1,311	1,224,000	¥1,311	0.2	1,224,000	¥1,311
¥1,152	1,488,800	¥1,152	1.3	1,488,800	¥1,152
¥ 757	2,516,000	¥757	5.4	—	¥—
¥ 487	2,855,000	¥487	6.6	—	¥—

Total	13,817,800	¥1,176	3.9	8,446,800	¥1,534

As of March 31, 2009, 2010 and 2011, the number of outstanding options exercisable were 6,972,300, 7,783,300 and 8,446,800, respectively.

SAR Plan B—

The Company has issued SARs of common stock pursuant to several effective stock unit plans for employees (directors, executive officers and certain employees). These stock units vest and become exercisable two or three years after the grant date, and expire approximately seven or eight years after the grant date. The exercise price is a nominal ¥1 per share.

The following table presents activity relating to SAR Plan B for the years ending March 31, 2009, 2010 and 2011.

	Outstanding (number of shares)	Weighted-average grant date fair value per share
Outstanding as of March 31, 2008	12,664,500	¥2,260
Granted	8,223,900	1,560
Exercised	(2,779,700)	2,248
Repurchased	—	—
Forfeited	(561,600)	1,958
Expired	—	—

Outstanding as of March 31, 2009	17,547,100	1,944
Granted	12,524,300	618
Exercised	(6,122,900)	2,283
Repurchased	—	—
Forfeited	(2,333,400)	726
Expired	—	—

Outstanding as of March 31, 2010	21,615,100	1,211
Granted	59,187,700	638
Exercised	(6,870,600)	1,651
Repurchased	—	—
Forfeited	(4,145,200)	634
Expired	—	—

Outstanding as of March 31, 2011	69,787,000	¥716

As of March 31, 2011, there was ¥20,807 million ($251 million) of total unrecognized compensation cost related to SAR Plan B. Such cost is expected to be recognized over a weighted-average period of 1.5 years. The total fair value of shares vested during the years ended March 31, 2009, 2010 and 2011 was ¥5,778 million, ¥5,593 million and ¥4,909 million ($59 million), respectively.

Total stock-based compensation expense included in income before income taxes for the years ended March 31, 2009, 2010 and 2011 was ¥16,476 million, ¥9,737 million and ¥18,638 million ($225 million), respectively. Total related tax benefits recognized in earnings for stock-based compensation expense for the years ended March 31, 2009, 2010 and 2011 was ¥1,045 million, ¥291 million and ¥546 million ($7 million), respectively. The dilutive effect of outstanding stock-based compensation plans is included in weighted average number of shares outstanding used in diluted EPS computations. Cash received from exercise of the stock-based compensation plans during the year ended March 31, 2011 was ¥7 million ($0.1 million) and the tax benefit realized from exercise of the stock options was ¥535 million ($6 million).

NSU Plan—

The Company has awarded to the employees (directors, executive officers and certain employees) a compensation plan linked to the Company's stock price. The employees covered by the NSU Plan must provide service as the employees of Nomura for a specified service period in order to receive payments under this plan and also are subject to forfeitures due to termination of employment under certain conditions. The period to the payment date is primarily two to three years. Nomura will pay either in cash or an equivalent amount of assets with the value linked to the Company's average stock price for a certain period immediately preceding the applicable future payment date.

In April 2010, the Company authorized to make the compensation payment under the NSU Plan to Nomura's directors and certain employees. For the year ended March 31, 2011, the total recognized compensation cost relating to the NSU Plan and the total fair value of NSU Plan exercised were ¥13,708 million ($166 million) and ¥2,194 million ($27 million), respectively. As of March 31, 2011, there was ¥6,717 million ($81 million) of total unrecognized compensation cost. Such cost is expected to be recognized over a period of approximately one year.

Subsequent events

On May 19, 2011, the Company adopted a resolution to issue SARs No. 40, No. 41 and No. 42 of common stock pursuant to the SAR Plan B for directors and certain employees of the Company and subsidiaries and has issued SARs on June 7, 2011. The total number of SARs to be issued is 620,863 for the acquisition of 62,086,300 shares. The exercise price is a nominal ¥1 per share. The SARs No. 40, No. 41 and No. 42 vest and are exercisable one, two and three years after the grant date, respectively, and expire seven years after the grant date.

In May 2011, the Company authorized to make compensation payments primarily based on the Company's stock price to Nomura's directors and certain employees in the amount of approximately ¥58.7 billion ($0.7 billion) in the future. (The compensation amounts are estimated based on the fair value of plans as of May 2011. These awards generally vest for periods up to three years.) Nomura will pay either in cash or an equivalent amount of assets with a value linked primarily to the Company's average stock price for a certain period immediately preceding the applicable future payment date.